Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,612,021	$ 3,356,380		$ 5,996,668
Grants receivable	656,852	339,308		362,473
Taxes receivable				574,157
Prepaid expenses	170,778	140,693		195,762
Total current assets	3,439,651	3,836,381		7,129,060
Office furniture and equipment, net	11,539	12,995		15,032
Intangible assets, net	800,685	855,728		1,079,566
Total assets	4,251,875	4,705,104		8,223,658
Current liabilities:
Accounts payable	1,651,740	1,124,503		1,303,555
Accrued compensation	24,063	29,495		129,061
Total current liabilities	1,675,803	1,153,998		1,432,616
Commitments and contingencies
Shareholders' equity:
Preferred stock; 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000, 50,000,000 and 20,000,000 shares authorized in 2013, 2012 and 2011, respectively; 11,194,968, 11,168,905 shares and 11,105,532 shares issued and outstanding in 2013, 2012 and 2011, respectively	11,195	11,169	[1]	11,106	[1]
Additional paid-in capital	125,932,672	125,820,318	[1]	124,897,309	[1]
Accumulated deficit	(123,367,795)	(122,280,381)		(118,117,373)
Total shareholders' equity	2,576,072	3,551,106		6,791,042
Total liabilities and shareholders' equity	$ 4,251,875	$ 4,705,104		$ 8,223,658

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.